UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48446-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2011 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (33.4%)

            CONSUMER DISCRETIONARY (1.6%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.1%)
$   5,000   Toyota Motor Credit Corp.                             0.44% (a)   11/15/2012      $    5,001
                                                                                              ----------
            AUTOMOTIVE RETAIL (0.2%)
    5,000   O'Reilly Automotive, Inc.                             4.63         9/15/2021           5,029
                                                                                              ----------
            BROADCASTING (0.3%)
   10,000   NBC Universal Media LLC                               5.15         4/30/2020          11,258
                                                                                              ----------
            CABLE & SATELLITE (0.3%)
   10,000   Time Warner Cable, Inc.                               6.75         7/01/2018          11,928
                                                                                              ----------
            CASINOS & GAMING (0.2%)
    3,000   International Game Technology                         7.50         6/15/2019           3,522
    5,000   Marina District Finance Co., Inc.                     9.88         8/15/2018           4,962
                                                                                              ----------
                                                                                                   8,484
                                                                                              ----------
            DEPARTMENT STORES (0.2%)
    5,000   Macy's Retail Holdings, Inc.                          5.35         3/15/2012           5,064
                                                                                              ----------
            GENERAL MERCHANDISE STORES (0.1%)
    5,000   Dollar General Corp. (b)                              3.03         7/07/2014           5,001
                                                                                              ----------
            SPECIALTY STORES (0.2%)
    5,000   Staples, Inc.                                         9.75         1/15/2014           5,772
                                                                                              ----------
            Total Consumer Discretionary                                                          57,537
                                                                                              ----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   10,000   Archer-Daniels-Midland Co.                            0.45 (a)     8/13/2012          10,019
    4,000   Bunge Ltd. Finance Co.                                8.50         6/15/2019           4,900
                                                                                              ----------
                                                                                                  14,919
                                                                                              ----------
            DRUG RETAIL (0.4%)
    8,769   CVS Caremark Corp.                                    6.04        12/10/2028           9,000
    4,837   CVS Pass-Through Trust (c)                            7.51         1/10/2032           5,630
                                                                                              ----------
                                                                                                  14,630
                                                                                              ----------
            FOOD RETAIL (0.2%)
    5,000   Kroger Co.                                            5.50         2/01/2013           5,247
                                                                                              ----------
            HYPERMARKETS & SUPER CENTERS (0.1%)
    5,000   Costco Wholesale Corp.                                5.30         3/15/2012           5,089
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.3%)
   10,000   General Mills, Inc.                                   0.64 (a)     5/16/2014           9,967
                                                                                              ----------
            SOFT DRINKS (0.4%)
    5,000   Coca Cola Co.                                         0.34 (a)     5/15/2012           5,003
    2,000   PepsiAmericas, Inc.                                   4.50         3/15/2013           2,100

================================================================================

1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   5,000   PepsiCo, Inc.                                         7.90%       11/01/2018      $    6,685
                                                                                              ----------
                                                                                                  13,788
                                                                                              ----------
            Total Consumer Staples                                                                63,640
                                                                                              ----------
            ENERGY (5.4%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    4,000   Peabody Energy Corp.                                  6.50         9/15/2020           4,280
                                                                                              ----------
            INTEGRATED OIL & GAS (0.2%)
    5,000   Hess Corp.                                            8.13         2/15/2019           6,445
                                                                                              ----------
            OIL & GAS DRILLING (0.4%)
    3,000   Nabors Industries, Inc.                               9.25         1/15/2019           3,783
    5,000   Rowan Companies, Inc.                                 7.88         8/01/2019           5,977
    5,000   Transocean, Inc.                                      5.25         3/15/2013           5,202
                                                                                              ----------
                                                                                                  14,962
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000   Baker Hughes, Inc.                                    7.50        11/15/2018           6,565
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    5,000   Anadarko Petroleum Corp.                              6.13         3/15/2012           5,083
    5,000   Anadarko Petroleum Corp.                              5.95         9/15/2016           5,752
   10,000   Chesapeake Energy Corp.                               6.13         2/15/2021          10,525
    4,000   EQT Corp.                                             8.13         6/01/2019           4,766
    5,000   Forest Oil Corp.                                      7.25         6/15/2019           5,150
    3,000   Newfield Exploration Co.                              5.75         1/30/2022           3,188
    5,000   Noble Energy, Inc.                                    8.25         3/01/2019           6,588
    5,000   QEP Resources, Inc.                                   6.88         3/01/2021           5,425
                                                                                              ----------
                                                                                                  46,477
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.2%)
    5,000   Valero Energy Corp.                                   9.38         3/15/2019           6,543
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (3.0%)
    5,000   DCP Midstream, LLC (c)                                9.70        12/01/2013           5,698
    3,300   El Paso Corp.                                         7.80         8/01/2031           3,795
    3,000   El Paso Corp.                                         7.75         1/15/2032           3,473
    5,000   Enbridge Energy Partners, LP                          5.35        12/15/2014           5,480
    4,000   Enbridge Energy Partners, LP                          8.05        10/01/2037           4,170
    3,000   Energy Transfer Partners, LP                          9.00         4/15/2019           3,614
   10,000   Enterprise Products Operating, LLC                    6.30         9/15/2017          11,748
    5,000   Enterprise Products Operating, LLC                    5.20         9/01/2020           5,604
    5,000   Enterprise Products Operating, LP                     7.03         1/15/2068           5,157
    5,000   NGPL PipeCo, LLC                                      7.12        12/15/2017           5,247
    5,000   Nustar Logistics, LP                                  7.65         4/15/2018           5,916
    5,000   Oneok Partners, LP                                    8.63         3/01/2019           6,474
    5,000   Plains All American Pipeline, LP                      6.50         5/01/2018           5,802
    3,000   Plains All American Pipeline, LP                      8.75         5/01/2019           3,848
    5,000   Sunoco Logistics Partners Operations, LP              8.75         2/15/2014           5,638
   10,000   TC PipeLines, LP                                      4.65         6/15/2021          10,504
    3,000   Transcontinental Gas Pipeline Corp.                   8.88         7/15/2012           3,161
   10,000   Western Gas Partners, LP                              5.38         6/01/2021          10,654
                                                                                              ----------
                                                                                                 105,983
                                                                                              ----------
            Total Energy                                                                         191,255
                                                                                              ----------
            FINANCIALS (10.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   10,000   Bank of New York Mellon                               0.53 (a)     1/31/2014           9,942
    2,950   Mellon Funding Corp.                                  0.44 (a)     5/15/2014           2,912
    5,000   State Street Capital Trust III                        5.34 (a)             -(d)        5,012
    8,000   State Street Corp.                                    0.68 (a)     3/07/2014           7,956
                                                                                              ----------
                                                                                                  25,822
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            CONSUMER FINANCE (1.3%)
$  10,000   American Express Credit Corp.                         1.21% (a)    6/24/2014      $    9,800
   10,000   American Honda Finance Corp. (c)                      7.63        10/01/2018          12,663
    5,000   Capital One Capital VI                                8.88         5/15/2040           5,199
   10,000   Capital One Financial Corp.                           4.75         7/15/2021          10,515
    3,000   ERAC USA Finance Co. (c)                              6.38        10/15/2017           3,489
    5,000   Hillenbrand, Inc.                                     5.50         7/15/2020           5,338
                                                                                              ----------
                                                                                                  47,004
                                                                                              ----------
            DIVERSIFIED BANKS (0.3%)
   10,000   Societe Generale NY                                   0.61 (a)     2/03/2012          10,000
                                                                                              ----------
            LIFE & HEALTH INSURANCE (1.3%)
   10,000   Forethought Financial Group (c)                       8.63         4/15/2021          10,175
    5,000   Great-West Life & Annuity Insurance Co. (c)           7.15         5/16/2046           4,900
    5,000   MetLife Global Funding I (c)                          0.89 (a)     4/10/2012           5,007
   10,000   New York Life Global Funding (c)                      0.63 (a)     4/04/2014          10,008
    4,000   Ohio National Financial Services, Inc. (c)            6.38         4/30/2020           4,334
    5,000   Ohio National Financial Services, Inc. (c)            6.63         5/01/2031           5,536
    5,000   Prudential Holdings, LLC (c)                          7.25        12/18/2023           5,518
                                                                                              ----------
                                                                                                  45,478
                                                                                              ----------
            MULTI-LINE INSURANCE (0.2%)
    5,000   HCC Insurance Holdings, Inc.                          6.30        11/15/2019           5,637
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
    6,000   Bank of America Corp.                                 8.00                 -(d)        5,589
    1,509   Bank of America Corp.                                 5.63        10/14/2016           1,506
    5,000   Countrywide Financial Corp.                           5.80         6/07/2012           5,051
    9,000   General Electric Capital Corp.                        6.38        11/15/2067           8,957
    3,000   JPMorgan Chase & Co.                                  7.90                 -(d)        3,241
                                                                                              ----------
                                                                                                  24,344
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (1.7%)
    1,000   Assured Guaranty U.S. Holdings, Inc.                  6.40        12/15/2066             745
   15,000   Berkshire Hathaway Finance Corp.                      4.85         1/15/2015          16,571
   10,000   Berkshire Hathaway, Inc.                              0.45 (a)     2/10/2012          10,006
   10,000   Chubb Corp.                                           6.38         3/29/2067          10,100
   10,000   Ironshore Holdings, Inc. (c)                          8.50         5/15/2020          10,701
    9,000   Progressive Corp.                                     6.70         6/15/2037           8,943
    5,000   Travelers Companies, Inc.                             6.25         3/15/2037           4,793
                                                                                              ----------
                                                                                                  61,859
                                                                                              ----------
            REGIONAL BANKS (1.1%)
    8,935   BB&T Capital Trust IV                                 6.82         6/12/2057           8,969
   10,000   BB&T Corp.                                            1.12 (a)     4/28/2014           9,947
    5,000   Chittenden Corp.                                      5.80         2/14/2017           5,063
    8,000   Hudson United Bank                                    7.00         5/15/2012           8,244
    6,000   Huntington Bancshares, Inc.                           7.00        12/15/2020           6,725
                                                                                              ----------
                                                                                                  38,948
                                                                                              ----------
            REINSURANCE (0.3%)
   10,000   Alterra Finance, LLC                                  6.25         9/30/2020          10,704
                                                                                              ----------
            REITs - DIVERSIFIED (0.5%)
    5,000   Liberty Property, LP                                  6.63        10/01/2017           5,647
   10,000   Wells Operating Partnership II, LP                    5.88         4/01/2018          10,172
                                                                                              ----------
                                                                                                  15,819
                                                                                              ----------
            REITs - INDUSTRIAL (0.3%)
    5,000   AMB Property, LP                                      6.30         6/01/2013           5,234
    5,000   ProLogis, Inc.                                        7.38        10/30/2019           5,686
                                                                                              ----------
                                                                                                  10,920
                                                                                              ----------
            REITs - OFFICE (0.9%)
    5,000   BioMed Realty, LP                                     3.85         4/15/2016           4,922

================================================================================

3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   5,000   BioMed Realty, LP (c)                                 6.13%        4/15/2020      $    5,226
   10,000   Boston Properties, Inc.                               5.88        10/15/2019          11,051
    5,000   HRPT Properties Trust                                 5.75        11/01/2015           5,238
    1,681   Mack-Cali Realty, LP                                  5.80         1/15/2016           1,823
    3,000   Mack-Cali Realty, LP                                  7.75         8/15/2019           3,569
                                                                                              ----------
                                                                                                  31,829
                                                                                              ----------
            REITs - RESIDENTIAL (0.1%)
    4,860   AvalonBay Communities, Inc.                           5.50         1/15/2012           4,899
                                                                                              ----------
            REITs - RETAIL (0.8%)
    2,500   Developers Diversified Realty Corp.                   7.50         7/15/2018           2,671
   10,000   Equity One, Inc.                                      6.25        12/15/2014          10,655
    3,000   Federal Realty Investment Trust                       5.90         4/01/2020           3,258
    5,000   National Retail Properties, Inc.                      6.88        10/15/2017           5,549
    2,000   Regency Centers, LP                                   6.00         6/15/2020           2,235
    5,000   Weingarten Realty Investors                           4.86         1/15/2014           5,209
                                                                                              ----------
                                                                                                  29,577
                                                                                              ----------
            REITs - SPECIALIZED (0.6%)
    4,000   Entertainment Properties Trust                        7.75         7/15/2020           4,220
   10,000   Health Care REIT, Inc.                                6.13         4/15/2020          10,282
    5,000   Nationwide Health Properties, Inc.                    6.25         2/01/2013           5,207
    2,000   Ventas Realty, LP                                     6.75         4/01/2017           2,080
                                                                                              ----------
                                                                                                  21,789
                                                                                              ----------
            Total Financials                                                                     384,629
                                                                                              ----------
            HEALTH CARE (1.0%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    4,000   Hospira, Inc.                                         6.40         5/15/2015           4,458
                                                                                              ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc.                        5.00         6/01/2015           2,768
                                                                                              ----------
            MANAGED HEALTH CARE (0.2%)
    5,000   Highmark, Inc. (c)                                    6.80         8/15/2013           5,379
                                                                                              ----------
            PHARMACEUTICALS (0.6%)
   10,000   Genentech, Inc.                                       4.75         7/15/2015          11,182
    5,000   Mylan, Inc. (c)                                       7.88         7/15/2020           5,625
    5,000   Roche Holdings, Inc. (c)                              6.00         3/01/2019           6,072
                                                                                              ----------
                                                                                                  22,879
                                                                                              ----------
            Total Health Care                                                                     35,484
                                                                                              ----------
            INDUSTRIALS (2.9%)
            ------------------
            AIRLINES (0.4%)
    3,335   America West Airlines, Inc. Pass-Through Trust        6.87         1/02/2017           3,176
    2,347   American Airlines, Inc. Pass-Through Trust           10.38         7/02/2019           2,522
    4,560   Continental Airlines, Inc. Pass-Through Trust         9.00         7/08/2016           4,994
    4,839   US Airways Group, Inc. Pass-Through Trust             6.25         4/22/2023           4,355
                                                                                              ----------
                                                                                                  15,047
                                                                                              ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,000   Caterpillar Financial Services Corp.                  0.60 (a)    12/16/2011          10,004
    6,000   Caterpillar, Inc.                                     0.40 (a)    11/21/2012           6,002
   10,000   John Deere Capital Corp. (e)                          5.10         1/15/2013          10,533
   10,000   John Deere Capital Corp.                              0.55 (a)     7/15/2013           9,995
    5,000   John Deere Capital Corp.                              0.55 (a)     3/03/2014           4,989
    5,000   Paccar, Inc.                                          6.88         2/15/2014           5,659
    2,500   Terex Corp. (b)                                       5.50         4/28/2017           2,500
                                                                                              ----------
                                                                                                  49,682
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.4%)
   10,000   Danaher Corp.                                         5.63         1/15/2018          11,879

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   1,500   SPX Corp.                                             6.88%        9/01/2017      $    1,605
                                                                                              ----------
                                                                                                  13,484
                                                                                              ----------
            RAILROADS (0.7%)
    2,058   CSX Transportation, Inc.                              9.75         6/15/2020           2,932
    2,842   Norfolk Southern Railway Co.                          9.75         6/15/2020           4,137
   10,000   TTX Co. (c)                                           5.40         2/15/2016          11,187
    5,000   Union Pacific Corp.                                   7.88         1/15/2019           6,511
                                                                                              ----------
                                                                                                  24,767
                                                                                              ----------
            Total Industrials                                                                    102,980
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.9%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.4%)
   10,000   Cisco Systems, Inc.                                   0.59 (a)     3/14/2014           9,994
    5,000   Harris Corp.                                          5.95        12/01/2017           5,773
                                                                                              ----------
                                                                                                  15,767
                                                                                              ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    5,000   FLIR Systems, Inc.                                    3.75         9/01/2016           4,970
                                                                                              ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
    5,000   IBM Corp.                                             7.63        10/15/2018           6,690
                                                                                              ----------
            OFFICE ELECTRONICS (0.2%)
    7,000   Xerox Corp.                                           1.11 (a)     5/16/2014           6,942
                                                                                              ----------
            Total Information Technology                                                          34,369
                                                                                              ----------
            MATERIALS (3.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
    7,000   Lafarge North America, Inc.                           6.88         7/15/2013           7,082
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.3%)
    5,000   Chevron Phillips Chemical Co., LP (c)                 7.00         6/15/2014           5,574
    5,000   Dow Chemical Co.                                      7.60         5/15/2014           5,678
                                                                                              ----------
                                                                                                  11,252
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.9%)
   10,000   Ball Corp.                                            6.63         3/15/2018          10,325
    3,883   Greif, Inc.                                           6.75         2/01/2017           4,096
      500   Reynolds Group Holdings Ltd. (c)                      7.88         8/15/2019             525
   15,000   Reynolds Group Holdings, Inc. (b)                     6.50         8/09/2018          14,975
                                                                                              ----------
                                                                                                  29,921
                                                                                              ----------
            PAPER PACKAGING (0.2%)
   10,000   Sealed Air Corp. (c)                                  6.88         7/15/2033           8,552
                                                                                              ----------
            PAPER PRODUCTS (0.4%)
    2,000   Clearwater Paper Corp.                                7.13        11/01/2018           2,095
   10,000   International Paper Co.                               7.40         6/15/2014          11,168
                                                                                              ----------
                                                                                                  13,263
                                                                                              ----------
            SPECIALTY CHEMICALS (0.8%)
    5,000   Cytec Industries, Inc.                                8.95         7/01/2017           6,063
    5,000   Lubrizol Corp.                                        8.88         2/01/2019           6,802
   15,000   RPM International, Inc.                               6.13        10/15/2019          16,249
                                                                                              ----------
                                                                                                  29,114
                                                                                              ----------
            STEEL (0.2%)
    5,000   Allegheny Technologies, Inc.                          9.38         6/01/2019           6,402
                                                                                              ----------
            Total Materials                                                                      105,586
                                                                                              ----------

================================================================================

5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
$   8,409   Frontier Communications Corp.                         7.88%        1/15/2027      $    7,442
    5,000   Qwest Communications International                    7.13         4/01/2018           5,137
    5,000   Qwest Corp.                                           6.75        12/01/2021           5,325
                                                                                              ----------
                                                                                                  17,904
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    5,000   Verizon Wireless Capital, LLC                         8.50        11/15/2018           6,770
                                                                                              ----------
            Total Telecommunication Services                                                      24,674
                                                                                              ----------
            UTILITIES (5.3%)
            ----------------
            ELECTRIC UTILITIES (2.7%)
    5,000   AmerenIP                                              9.75        11/15/2018           6,639
    5,000   Cleveland Electric Illuminating Co.                   8.88        11/15/2018           6,700
    3,500   Duquesne Light Holdings (c)                           5.90        12/01/2021           3,461
    1,159   FPL Energy American Wind (c)                          6.64         6/20/2023           1,215
    5,000   FPL Group Capital, Inc.                               0.67 (a)    11/09/2012           4,999
    5,000   FPL Group Capital, Inc.                               7.30         9/01/2067           5,156
    5,000   Gulf Power Co.                                        4.90        10/01/2014           5,329
    5,000   Nevada Power Co.                                      7.13         3/15/2019           6,223
   10,000   Northern States Power Co.                             8.00         8/28/2012          10,592
    5,000   Oglethorpe Power Corp.                                6.10         3/15/2019           5,963
    5,000   Otter Tail Corp.                                      9.00        12/15/2016           5,437
    5,000   PPL Energy Supply, LLC                                6.20         5/15/2016           5,565
    6,126   Tristate General & Transport Association (c)          6.04         1/31/2018           6,713
    9,000   Union Electric Co.                                    6.70         2/01/2019          11,114
   10,000   West Penn Power Co.                                   6.63         4/15/2012          10,237
                                                                                              ----------
                                                                                                  95,343
                                                                                              ----------
            GAS UTILITIES (1.3%)
    8,000   AGL Capital Corp.                                     6.38         7/15/2016           9,116
    4,000   Atmos Energy Corp.                                    8.50         3/15/2019           5,350
   10,000   Florida Gas Transmission Co. (c)                      5.45         7/15/2020          11,133
    8,000   Gulfstream Natural Gas Systems, LLC (c)               5.56        11/01/2015           8,930
    5,000   Questar Pipeline Co.                                  5.83         2/01/2018           5,785
    5,000   Southern Star Central Gas Pipeline, Inc. (c)          6.00         6/01/2016           5,643
                                                                                              ----------
                                                                                                  45,957
                                                                                              ----------
            MULTI-UTILITIES (1.1%)
    5,000   Black Hills Corp.                                     9.00         5/15/2014           5,741
    5,000   Black Hills Corp.                                     5.88         7/15/2020           5,624
    5,000   CenterPoint Energy Houston Electric, LLC              7.00         3/01/2014           5,658
    5,000   NiSource, Inc.                                       10.75         3/15/2016           6,504
    5,000   Northwestern Corp.                                    6.34         4/01/2019           5,813
    5,000   Puget Sound Energy, Inc.                              6.97         6/01/2067           4,973
    5,000   South Carolina Electric & Gas Co.                     5.30         5/15/2033           5,618
                                                                                              ----------
                                                                                                  39,931
                                                                                              ----------
            WATER UTILITIES (0.2%)
    5,475   American Water Capital Corp.                          6.09        10/15/2017           6,394
                                                                                              ----------
            Total Utilities                                                                      187,625
                                                                                              ----------
            Total Corporate Obligations (cost: $1,085,644)                                     1,187,779
                                                                                              ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (16.0%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    5,328   Royal Caribbean Cruises Ltd.                          6.88        12/01/2013           5,581
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            ENERGY (1.6%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
$   4,000   Husky Energy, Inc.                                    7.25%       12/15/2019      $    4,931
                                                                                              ----------
            OIL & GAS DRILLING (0.3%)
   10,000   Noble Holding International Ltd.                      4.90         8/01/2020          10,866
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    5,000   Weatherford International Ltd.                        9.63         3/01/2019           6,529
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    5,000   Canadian Natural Resources Ltd.                       5.70         5/15/2017           5,812
    3,500   Talisman Energy, Inc.                                 7.75         6/01/2019           4,361
   10,000   Woodside Finance Ltd. (c)                             8.75         3/01/2019          12,931
                                                                                              ----------
                                                                                                  23,104
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   GS Caltex Corp.                                       7.25         7/02/2013           5,394
    5,000   GS Caltex Corp. (c)                                   5.50        10/15/2015           5,366
                                                                                              ----------
                                                                                                  10,760
                                                                                              ----------
            Total Energy                                                                          56,190
                                                                                              ----------
            FINANCIALS (8.9%)
            -----------------
            DIVERSIFIED BANKS (6.1%)
    6,000   Banco Santander Chile (c)                             5.38        12/09/2014           6,222
    7,000   Bank of Montreal                                      0.90 (a)     4/29/2014           6,989
   10,000   Bank of Montreal (c)                                  2.85         6/09/2015          10,468
   10,000   Bank of Nova Scotia                                   0.62 (a)    10/26/2012          10,036
    5,180   Barclays Bank plc (c)                                 7.38                 -(d)        5,128
    5,000   Barclays Bank plc (c)                                 6.05        12/04/2017           4,823
    5,000   BNP Paribas (c)                                       7.20                 -(d)        4,200
    5,000   Canadian Imperial Bank                                0.46 (a)     5/04/2012           5,003
    5,000   Canadian Imperial Bank (c)                            2.00         2/04/2013           5,070
    5,000   Canadian Imperial Bank Corp. (c)                      7.26         4/10/2032           5,900
   10,000   Commonwealth Bank of Australia (c)                    0.56 (a)    11/04/2011          10,000
   10,000   Commonwealth Bank of Australia (c)                    1.08 (a)     3/17/2014           9,839
    5,000   Credit Suisse Group, AG                               5.50         5/01/2014           5,335
   10,000   Danske Bank A/S (NBGA)                                0.66 (a)     5/24/2012           9,995
   10,000   DNB Nor Boligkreditt AS (c)                           2.90         3/29/2016          10,403
   20,000   Landesbank Baden-Wuerttemberg                         6.35         4/01/2012          20,388
   10,000   LBG Capital No.1 plc                                  8.00                 -(d)        8,350
    5,000   Mizuho Capital Investment 1 Ltd. (c)                  6.69                 -(d)        4,683
   10,000   National Australia Bank (c)                           1.11 (a)     4/11/2014           9,973
    5,000   National Australia Bank Ltd. (c)                      1.37 (a)     7/25/2014           5,057
   15,000   Nordea Bank AB (c)                                    5.25        11/30/2012          15,559
    5,000   Nordea Bank AB (c)                                    1.30 (a)     1/14/2014           5,023
   10,000   Royal Bank of Canada                                  1.13 (a)    10/30/2014          10,042
    5,000   Standard Chartered Bank (c)                           6.40         9/26/2017           5,148
   10,000   Sumitomo Mitsui Banking Corp. (c)                     1.37 (a)     7/22/2014          10,036
   10,000   Swedbank Hypotek AB (c)                               0.81 (a)     3/28/2014          10,019
   10,000   Westpac Banking Corp. (c)                             1.10 (a)     3/31/2014          10,036
                                                                                              ----------
                                                                                                 223,725
                                                                                              ----------
            MULTI-LINE INSURANCE (0.5%)
    3,000   Oil Insurance Ltd. (c)                                3.35 (a)             -(d)        2,849
   15,000   ZFS Finance USA Trust II (c)                          6.45        12/15/2065          14,550
                                                                                              ----------
                                                                                                  17,399
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    5,000   ING Capital Funding Trust III                         3.97 (a)             -(d)        4,255
                                                                                              ----------

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (0.5%)
$   5,000   Catlin Insurance Co. Ltd. (c)                         7.25%                -(d)   $    4,488
   10,000   QBE Capital Funding III, LP (c)                       7.25         5/24/2041           9,405
    5,000   XL Capital Ltd.                                       6.50                 -(d)        4,250
                                                                                              ----------
                                                                                                  18,143
                                                                                              ----------
            REGIONAL BANKS (0.7%)
    5,000   Glitnir Banki hf, acquired 9/20/2007; cost
               $4,989(c),(f),(g)                                  6.38         9/25/2012           1,325
    5,000   Kaupthing Bank hf, acquired 6/22/2006; cost
               $4,942(c),(f),(g),(h)                              7.13         5/19/2016              --
   10,000   Toronto Dominion Bank                                 0.60 (a)     7/26/2013           9,999
    2,500   Toronto Dominion Bank                                 0.70 (a)     7/14/2014           2,499
   10,000   Vestjysk Bank A/S (NBGA)(c)                           0.90 (a)     6/17/2013          10,058
                                                                                              ----------
                                                                                                  23,881
                                                                                              ----------
            REITs - RETAIL (0.3%)
   10,000   Westfield Capital Corp. (c)                           5.13        11/15/2014          10,704
                                                                                              ----------
            SOVEREIGN DEBT (0.3%)
   10,000   Kommunalbanken A/S (NBGA)(c)                          0.51 (a)    10/21/2013           9,993
                                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (0.3%)
   10,000   Stadshypotek AB (c)                                   0.92 (a)     9/30/2013           9,994
                                                                                              ----------
            Total Financials                                                                     318,094
                                                                                              ----------
            GOVERNMENT (1.7%)
            -----------------
            FOREIGN GOVERNMENT (1.7%)
   10,000   Arbejdernes Landsbank (NBGA)(c)                       0.94 (a)     7/09/2013          10,062
    7,000   Finance For Danish Industry A/S (NBGA)(c)             0.54 (a)     8/17/2012           7,021
   25,000   Region of Lombardy (e)                                5.80        10/25/2032          23,006
   10,000   Republic of Poland                                    5.25         1/15/2014          10,563
   10,000   Royal Bank of Scotland Group plc (NBGA)(c)            0.58 (a)     3/30/2012          10,006
                                                                                              ----------
                                                                                                  60,658
                                                                                              ----------
            Total Government                                                                      60,658
                                                                                              ----------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
    5,000   Teva Pharmaceutical Finance III B.V.                  0.85 (a)     3/21/2014           5,003
                                                                                              ----------
                                                                                                   5,003
                                                                                              ----------
            INDUSTRIALS (0.4%)
            ------------------
            AIRPORT SERVICES (0.3%)
   10,000   BAA Funding Ltd. (c)                                  4.88         7/15/2021          10,223
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,500   Ingersoll Rand Co.                                    9.00         8/15/2021           2,022
    3,000   Ingersoll-Rand GL Holding Co.                         9.50         4/15/2014           3,529
                                                                                              ----------
                                                                                                   5,551
                                                                                              ----------
            Total Industrials                                                                     15,774
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            SEMICONDUCTORS (0.2%)
    5,000   NXP BV/NXP Funding, LLC (c)                           9.75         8/01/2018           5,525
                                                                                              ----------
            MATERIALS (2.4%)
            ----------------
            CONSTRUCTION MATERIALS (0.6%)
   10,000   CRH America, Inc.                                     6.00         9/30/2016          10,747

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  10,000   Holcim US Finance                                     6.00%       12/30/2019      $   10,752
                                                                                              ----------
                                                                                                  21,499
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.5%)
    5,000   Glencore Funding, LLC (c)                             6.00         4/15/2014           5,067
    3,000   Noranda, Inc.                                         6.00        10/15/2015           3,293
    5,000   Rio Tinto Finance (USA) Ltd.                          9.00         5/01/2019           6,839
    2,034   Xstrata Canada Corp.                                  5.38         6/01/2015           2,183
                                                                                              ----------
                                                                                                  17,382
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    8,000   Yara International ASA (c)                            5.25        12/15/2014           8,683
    2,000   Yara International ASA (c)                            7.88         6/11/2019           2,474
                                                                                              ----------
                                                                                                  11,157
                                                                                              ----------
            GOLD (0.3%)
   10,000   Barrick NA Finance, LLC                               6.80         9/15/2018          12,155
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.3%)
   10,000   Ardagh Packaging Finance plc (c)                      7.38        10/15/2017          10,350
                                                                                              ----------
            PAPER PRODUCTS (0.2%)
    5,000   Mercer International, Inc.                            9.50        12/01/2017           5,087
                                                                                              ----------
            STEEL (0.2%)
    1,000   Aperam (c)                                            7.38         4/01/2016             910
    5,000   ArcelorMittal                                         9.00         2/15/2015           5,857
                                                                                              ----------
                                                                                                   6,767
                                                                                              ----------
            Total Materials                                                                       84,397
                                                                                              ----------
            UTILITIES (0.5%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   10,200   Transalta Corp.                                       6.65         5/15/2018          11,690
                                                                                              ----------
            MULTI-UTILITIES (0.2%)
    5,000   Veolia Environnement                                  6.00         6/01/2018           5,558
                                                                                              ----------
            Total Utilities                                                                       17,248
                                                                                              ----------
            Total Eurodollar and Yankee Obligations (cost: $555,747)                             568,470
                                                                                              ----------
            ASSET-BACKED SECURITIES (6.7%)

            ASSET-BACKED FINANCING (6.7%)
    4,370   Access Group, Inc.                                    0.68 (a)     4/25/2029           4,111
   10,000   AESOP Funding II, LLC (c)                             9.31        10/20/2013          10,550
    6,000   AESOP Funding II, LLC                                 5.68         2/20/2014           6,253
   10,000   AESOP Funding II, LLC (c)                             3.41        11/20/2016          10,080
    4,000   AmeriCredit Automobile Receivables Trust              3.72        11/17/2014           4,072
    3,100   Americredit Automobile Receivables Trust              2.76         5/09/2016           3,098
    3,000   Arkle Master Issuer plc (c)                           1.69 (a)     5/17/2060           2,999
   10,000   Arran Residential Mortgages Funding plc               1.75 (a)    11/19/2047           9,966
      793   Bank of America Securities Auto Trust (c)             2.13         9/15/2013             796
    5,000   Bank One Issuance Trust                               1.04 (a)     2/15/2017           4,892
    3,386   Centre Point Funding, LLC (c)                         5.43         7/20/2015           3,562
    5,000   Chase Issuance Trust                                  5.12        10/15/2014           5,219
      415   CIT Equipment Collateral                              3.07         8/15/2016             416
    5,000   Citibank Credit Card Issuance Trust                   5.10        11/20/2017           5,749
    2,000   Citibank Credit Card Issuance Trust                   5.35         2/07/2020           2,358
    1,544   CPS Auto Receivables Trust (INS)                      6.48         7/15/2013           1,575
    5,000   Credit Acceptance Auto Loan Trust (c)                 5.68         5/15/2017           5,076
   10,000   Enterprise Fleet Financing, LLC (c)                   1.43        10/20/2016          10,005
    1,986   Ford Credit Auto Owner Trust                          1.99 (a)     4/15/2013           1,995
   10,000   Fosse Master Issuer plc (c)                           1.80 (a)    10/18/2054           9,999
   15,000   General Electric Capital Corp.                        0.77        10/21/2013          15,042
   10,000   Hertz Vehicle Financing, LLC (c)                      5.93         3/25/2016          11,085

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  10,000   Holmes Master Issuer plc (c)                          1.80% (a)   10/15/2054      $    9,998
    5,000   Holmes Master Issuer plc                              1.95 (a)    10/21/2054           5,000
    1,827   Huntington Auto Trust (c)                             5.64         2/15/2013           1,839
    5,000   MMAF Equipment Finance, LLC (c)                       0.90         4/15/2014           4,999
   10,000   Permanent Master Issuer plc (c)                       1.80 (a)     7/15/2042          10,001
   15,000   Permanent Master Issuer plc (c),(h),(i)               1.97 (a)     7/15/2042          15,000
    3,031   Prestige Auto Receivables Trust "A" (c)               5.67         4/15/2017           3,080
    5,789   Prestige Auto Receivables Trust "B"                   2.87         7/16/2018           5,859
   10,000   Rental Car Finance Corp. (c)                          0.38 (a)     7/25/2013           9,858
    4,150   Rental Car Finance Corp. (c)                          4.38         2/25/2016           4,216
    3,029   Santander Drive Auto Receivable Trust (c)             1.48         5/15/2017           2,999
   10,000   Santander Drive Auto Receivables Trust                1.04         4/15/2014           9,995
    4,064   SLM Student Loan Trust                                0.97 (a)    10/25/2038           3,343
    9,250   SLM Student Loan Trust                                0.65 (a)     1/25/2041           6,369
    5,000   Volkswagen Auto Loan Enhanced Trust                   6.24         7/20/2015           5,168
    5,000   Volvo Financial Equipment, LLC (c)                    2.99         5/15/2017           5,042
    6,000   Westlake Automobile Receivables Trust (c)             1.08         7/15/2013           5,998
                                                                                              ----------
                                                                                                 237,662
                                                                                              ----------
            Total Asset-Backed Securities (cost: $230,960)                                       237,662
                                                                                              ----------
            COMMERCIAL MORTGAGE SECURITIES (9.8%)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (9.8%)
   10,000   Banc of America Commercial Mortgage, Inc.             4.65         9/11/2036          10,305
    5,125   Banc of America Commercial Mortgage, Inc.             5.19        11/10/2042           5,081
    5,000   Banc of America Commercial Mortgage, Inc.             5.88         7/10/2044           4,755
    9,171   Banc of America Commercial Mortgage, Inc.             5.71         5/10/2045           9,522
    7,000   Banc of America Commercial Mortgage, Inc.             5.33        10/10/2045           6,264
    7,411   Banc of America Commercial Mortgage, Inc.             5.19         9/10/2047           7,568
    5,008   Bear Stearns Commercial Mortgage Securities, Inc. (c) 6.00         6/16/2030           5,201
   10,033   Bear Stearns Commercial Mortgage Securities, Inc.     5.45         3/11/2039          10,422
    4,620   Bear Stearns Commercial Mortgage Securities, Inc.     5.00         3/13/2040           4,448
    8,000   Bear Stearns Commercial Mortgage Securities, Inc.     4.99         9/11/2042           7,053
   10,000   Citigroup Commercial Mortgage Trust                   5.23         7/15/2044           8,352
    5,000   Citigroup Commercial Mortgage Trust (c)               4.83         9/20/2051           4,927
   12,000   Commercial Mortgage Trust                             5.12         6/10/2044          13,213
    3,000   Credit Suisse Commercial Mortgage Trust               5.42         2/15/2039           2,606
    5,618   Credit Suisse First Boston Mortgage Capital           5.42         2/15/2039           5,910
    9,070   Credit Suisse First Boston Mortgage Securities Corp.  4.81         2/15/2038           9,252
    5,000   Credit Suisse First Boston Mortgage Securities Corp.  5.10         8/15/2038           4,473
   11,100   Credit Suisse First Boston Mortgage Securities Corp.  5.23        12/15/2040          12,192
    5,000   GE Capital Commercial Mortgage Corp.                  5.33         3/10/2044           4,196
    4,000   GE Capital Commercial Mortgage Corp.                  5.07         7/10/2045           3,685
    8,333   GE Commercial Mortgage Corp.                          5.34         3/10/2044           8,662
      992   Greenwich Capital Commercial Funding Corp.            4.31         8/10/2042             993
   10,264   GS Mortgage Securities Corp. II                       4.78         7/10/2039           9,154
    3,765   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   4.82         9/12/2037           3,786
    5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   4.84         7/15/2042           4,703
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.00        10/15/2042           6,171
    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.04        10/15/2042           5,415
    8,436   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.49         4/15/2043           8,837

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$  10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.57%        4/15/2043      $    7,662
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.81         6/12/2043           3,268
   10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.21        12/15/2044          11,188
    8,433   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.88         4/15/2045           8,892
    4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   5.48         5/15/2045           3,275
    1,601   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                   4.63         3/15/2046           1,609
      102   LB-UBS Commercial Mortgage Trust                      4.58         8/15/2029             102
      117   LB-UBS Commercial Mortgage Trust                      4.51        12/15/2029             114
   10,000   LB-UBS Commercial Mortgage Trust                      4.95         9/15/2030          11,010
    6,853   LB-UBS Commercial Mortgage Trust                      5.34         9/15/2039           7,106
    9,450   LB-UBS Commercial Mortgage Trust                      5.32        11/15/2040           8,278
    4,413   Merrill Lynch Mortgage Trust                          5.62         7/12/2034           4,490
    7,733   Merrill Lynch Mortgage Trust                          5.02         7/12/2038           8,009
   10,643   Merrill Lynch Mortgage Trust                          5.14         7/12/2038           9,859
    6,749   Morgan Stanley Capital I, Inc.                        5.80         8/12/2041           7,181
    5,350   Morgan Stanley Capital I, Inc.                        5.17         1/14/2042           5,820
   10,000   Morgan Stanley Capital I, Inc.                        5.69         7/12/2044          10,318
    5,167   Morgan Stanley Capital I, Inc.                        4.85         6/12/2047           5,285
    9,952   Morgan Stanley Capital I, Inc.                        5.17        10/12/2052          10,388
    5,000   Morgan Stanley Capital I, Inc.                        4.66         7/15/2056           5,153
    5,000   Timberstar Trust (c)                                  5.88        10/15/2036           5,334
   10,000   Wachovia Bank Commercial Mortgage Trust               5.08         3/15/2042          10,929
    7,634   Wachovia Bank Commercial Mortgage Trust               4.81         4/15/2042           7,858
    2,355   Wachovia Bank Commercial Mortgage Trust               4.61         5/15/2044           2,354
    8,196   Wachovia Bank Commercial Mortgage Trust               5.17        10/15/2044           8,305
                                                                                              ----------
                                                                                                 350,933
                                                                                              ----------
            Total Commercial Mortgage Securities (cost: $340,281)                                350,933
                                                                                              ----------
            U.S. GOVERNMENT AGENCY ISSUES (5.9%)(J)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.4%)
   11,428   Fannie Mae (+)                                        5.00         6/01/2033          12,361
    4,694   Fannie Mae (+)                                        5.50         7/01/2021           5,096
   10,818   Fannie Mae (+)                                        5.50         9/01/2035          11,960
    5,019   Fannie Mae (+)                                        5.50        10/01/2035           5,500
    5,182   Fannie Mae (+)                                        5.50         1/01/2036           5,656
    8,224   Fannie Mae (+)                                        5.50         4/01/2036           8,976
    7,690   Fannie Mae (+)                                        5.50         2/01/2037           8,365
    9,420   Fannie Mae (+)                                        5.50         3/01/2037          10,324
    5,707   Fannie Mae (+)                                        5.50        11/01/2037           6,201
   14,188   Fannie Mae (+)                                        5.50         5/01/2038          15,412
    9,411   Fannie Mae (+)                                        6.00         5/01/2036          10,351
    8,137   Fannie Mae (+)                                        6.00         6/01/2036           8,977
    9,915   Fannie Mae (+)                                        6.00         8/01/2037          10,995
      999   Fannie Mae (+)                                        6.50         4/01/2031           1,127
       10   Fannie Mae (+)                                        6.50         7/01/2031              12
    1,804   Fannie Mae (+)                                        6.50         3/01/2032           2,029
       47   Fannie Mae (+)                                        7.00        10/01/2022              53
       30   Fannie Mae (+)                                        7.00         3/01/2023              35
      113   Fannie Mae (+)                                        7.00         4/01/2023             129
    2,115   Freddie Mac (+)                                       5.00         6/01/2020           2,282
    5,557   Freddie Mac (+)                                       5.00         1/01/2021           5,987
    5,899   Freddie Mac (+)                                       5.50        11/01/2020           6,379
    1,792   Freddie Mac (+)                                       5.50        12/01/2020           1,938
    4,710   Freddie Mac (+)                                       5.50        12/01/2035           5,140
    5,873   Freddie Mac (+)                                       5.50         4/01/2036           6,363
    8,297   Government National Mortgage Assn. I                  5.00         8/15/2033           9,213

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$     227   Government National Mortgage Assn. I                  6.00%        8/15/2028      $      256
      644   Government National Mortgage Assn. I                  6.00         9/15/2028             725
    4,527   Government National Mortgage Assn. I                  6.00         9/15/2028           5,090
      495   Government National Mortgage Assn. I                  6.00         9/15/2028             558
    1,117   Government National Mortgage Assn. I                  6.00        10/15/2028           1,258
      630   Government National Mortgage Assn. I                  6.00         1/15/2029             709
      472   Government National Mortgage Assn. I                  6.00         1/15/2029             532
       91   Government National Mortgage Assn. I                  6.00         1/15/2029             103
      832   Government National Mortgage Assn. I                  6.00         1/15/2033             935
       22   Government National Mortgage Assn. I                  6.50         6/15/2023              25
      277   Government National Mortgage Assn. I                  6.50         7/15/2023             313
       47   Government National Mortgage Assn. I                  6.50         7/15/2023              53
      126   Government National Mortgage Assn. I                  6.50         9/15/2023             142
      279   Government National Mortgage Assn. I                  6.50        10/15/2023             315
      313   Government National Mortgage Assn. I                  6.50        10/15/2023             353
       48   Government National Mortgage Assn. I                  6.50        10/15/2023              54
      684   Government National Mortgage Assn. I                  6.50        12/15/2023             772
      363   Government National Mortgage Assn. I                  6.50        12/15/2023             409
      133   Government National Mortgage Assn. I                  6.50         1/15/2024             151
      293   Government National Mortgage Assn. I                  6.50         2/15/2024             331
      141   Government National Mortgage Assn. I                  6.50         4/15/2026             161
      814   Government National Mortgage Assn. I                  6.50         5/15/2028             907
    1,666   Government National Mortgage Assn. I                  6.50        10/15/2031           1,909
       89   Government National Mortgage Assn. I                  7.00         5/15/2023             103
       93   Government National Mortgage Assn. I                  7.00         5/15/2023             108
       85   Government National Mortgage Assn. I                  7.00         5/15/2023              99
      100   Government National Mortgage Assn. I                  7.00         5/15/2023             116
      191   Government National Mortgage Assn. I                  7.00         6/15/2023             221
      170   Government National Mortgage Assn. I                  7.00         6/15/2023             196
      516   Government National Mortgage Assn. I                  7.00         8/15/2023             598
       80   Government National Mortgage Assn. I                  7.00         8/15/2023              93
      284   Government National Mortgage Assn. I                  7.00         8/15/2023             329
       42   Government National Mortgage Assn. I                  7.00         8/15/2023              49
      123   Government National Mortgage Assn. I                  7.00         9/15/2023             142
       73   Government National Mortgage Assn. I                  7.00         1/15/2026              84
       35   Government National Mortgage Assn. I                  7.00         3/15/2026              41
       26   Government National Mortgage Assn. I                  7.00         3/15/2026              30
      502   Government National Mortgage Assn. I                  7.00        10/15/2027             583
      553   Government National Mortgage Assn. I                  7.00         6/15/2029             647
      283   Government National Mortgage Assn. I                  7.00         6/15/2029             332
      162   Government National Mortgage Assn. I                  7.00         7/15/2029             189
      423   Government National Mortgage Assn. I                  7.00         8/15/2031             498
      235   Government National Mortgage Assn. I                  7.00         7/15/2032             276
      414   Government National Mortgage Assn. I                  7.50         7/15/2023             482
      152   Government National Mortgage Assn. I                  7.50         6/15/2026             177
      371   Government National Mortgage Assn. I                  7.50         6/15/2026             433
      225   Government National Mortgage Assn. I                  7.50         7/15/2026             263
      228   Government National Mortgage Assn. I                  7.50         5/15/2027             267
      357   Government National Mortgage Assn. I                  7.50         2/15/2028             417
      319   Government National Mortgage Assn. I                  7.50        12/15/2028             372
      288   Government National Mortgage Assn. I                  7.50         8/15/2029             338
    1,989   Government National Mortgage Assn. II                 5.50         4/20/2033           2,226
    1,893   Government National Mortgage Assn. II                 6.00         8/20/2032           2,124
    1,306   Government National Mortgage Assn. II                 6.00         9/20/2032           1,466
      529   Government National Mortgage Assn. II                 6.50         8/20/2031             597
                                                                                              ----------
                                                                                                 190,818
                                                                                              ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.5%)
    5,000   Bank of America Corp., FDIC TLGP                      0.74 (a)     6/22/2012           5,018
   10,000   Totem Ocean Trailer Express, Inc., Title XI           6.37         4/15/2028          12,941
                                                                                              ----------
                                                                                                  17,959
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $187,558)                                 208,777
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            U.S. TREASURY SECURITIES (11.8%)

            BONDS (1.6%)
$  30,000   3.88%, 8/15/2040                                                                  $   33,844
   20,000   4.25%, 11/15/2040                                                                     24,031
                                                                                              ----------
                                                                                                  57,875
                                                                                              ----------
            INFLATION-INDEXED NOTES (1.9%)
   54,078   2.38%, 1/15/2025                                                                      67,856
                                                                                              ----------
            NOTES (8.3%)
   25,000   2.63%, 8/15/2020                                                                      26,307
   55,000   2.63%, 11/15/2020                                                                     57,703
   25,000   3.38%, 11/15/2019                                                                     27,931
   75,000   3.50%, 5/15/2020                                                                      84,480
   85,000   3.63%, 2/15/2020                                                                      96,588
                                                                                              ----------
                                                                                                 293,009
                                                                                              ----------
            Total U.S. Treasury Securities (cost: $369,336)                                      418,740
                                                                                              ----------
            MUNICIPAL BONDS (6.5%)

            AIRPORT/PORT (0.1%)
    2,265   Dallas-Fort Worth International Airport Facilities    4.44        11/01/2021           2,408
                                                                                              ----------
            APPROPRIATED DEBT (0.7%)
    5,000   Kannapolis Ltd.                                       7.28         3/01/2027           5,363
   10,000   Miami-Dade County School Board                        5.38         5/01/2031          10,787
    1,965   New Jersey EDA                                        5.18        11/01/2015           2,049
    6,000   Palm Beach County School Board                        5.40         8/01/2025           6,510
      850   Placentia Yorba Linda USD                             5.40         8/01/2021             943
                                                                                              ----------
                                                                                                  25,652
                                                                                              ----------
            CASINOS & GAMING (0.1%)
    5,000   Mashantucket (Western) Pequot Tribe, acquired
               07/29/2005; cost $5,000(c),(f),(g)                 5.91         9/01/2021           2,297
                                                                                              ----------
            EDUCATION (0.7%)
    2,000   Austin Texas Community College District Public
               Auth.                                              6.91         8/01/2035           2,520
   10,000   New Jersey EDA                                        1.35 (a)     6/15/2013          10,001
   10,000   New Jersey EDA                                        5.25         9/01/2022          11,218
    2,000   Torrance USD                                          5.52         8/01/2021           2,267
                                                                                              ----------
                                                                                                  26,006
                                                                                              ----------

            ELECTRIC UTILITIES (0.7%)
    5,000   Air Quality Dev. Auth.                                4.75         8/01/2029           5,108
    4,000   Appling County Dev. Auth.                             2.50         1/01/2038           4,049
    5,000   Farmington Pollution Control                          2.88         9/01/2024           5,089
    5,000   Maricopa County                                       5.50         5/01/2029           5,097
    3,000   Matagorda County                                      1.13         6/01/2030           3,005
    3,500   West Virginia EDA                                     2.00         1/01/2041           3,518
                                                                                              ----------
                                                                                                  25,866
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (0.5%)
   10,000   Long Island Power Authority                           5.25         5/01/2022          11,301

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   2,795   North Carolina Eastern Municipal Power Agency         5.55%        1/01/2013      $    2,909
    5,000   Piedmont Municipal Power Agency                       4.34         1/01/2017           5,086
                                                                                              ----------
                                                                                                  19,296
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
   10,000   California Pollution Control Financing Auth.          1.45         8/01/2023          10,000
    5,000   Indiana State Finance Auth. "A"                       1.05         5/01/2034           5,000
    2,000   Kentucky Economic Dev. Finance Auth.                  1.05         4/01/2031           2,000
    4,000   Maricopa County IDA                                   2.65        12/01/2031           4,040
    2,375   Miami-Dade County IDA                                 2.63         8/01/2023           2,385
    8,500   Mission EDC                                           3.75        12/01/2018           8,938
    8,270   New Jersey EDA                                        2.20        11/01/2013           8,378
    4,500   Pennsylvania Economic Dev. Financing Auth.            1.10         4/01/2019           4,500
                                                                                              ----------
                                                                                                  45,241
                                                                                              ----------
            ESCROWED BONDS (0.0%)
    1,000   New Jersey Turnpike Auth. (INS)(PRE)                  4.25         1/01/2016           1,085
                                                                                              ----------
            GENERAL OBLIGATION (0.4%)
    1,250   Las Virgenes USD                                      5.54         8/01/2025           1,384
    2,200   Marin County (INS)                                    4.89         8/01/2016           2,436
   10,000   Washington                                            5.25         2/01/2036          11,027
                                                                                              ----------
                                                                                                  14,847
                                                                                              ----------
            HOSPITAL (0.3%)
   10,000   Rochester Health Care Facilities                      4.50        11/15/2038          11,008
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    5,000   New Jersey Transportation Trust Fund Auth. (INS)      5.25        12/15/2022           5,720
    3,320   New Jersey Transportation Trust Fund Auth.            5.50        12/15/2022           3,874
    5,000   New York City Transitional Finance Auth.              5.00         2/01/2035           5,373
                                                                                              ----------
                                                                                                  14,967
                                                                                              ----------
            TOLL ROADS (0.7%)
   19,000   New Jersey Turnpike Auth. (INS)                       4.25         1/01/2016          19,826
    3,000   North Texas Tollway Auth.                             5.00         9/01/2031           3,208
                                                                                              ----------
                                                                                                  23,034
                                                                                              ----------
            WATER/SEWER UTILITY (0.6%)
    5,000   Houston Utility System                                5.00        11/15/2033           5,335
   10,825   New York Municipal Water Finance Auth.                5.25         6/15/2040          11,695
    2,500   Tohopekaliga Water Auth.                              5.25        10/01/2036           2,697
                                                                                              ----------
                                                                                                  19,727
                                                                                              ----------
            Total Municipal Bonds (cost: $220,738)                                               231,434
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                                                            MARKET
$(000)/                                                                                            VALUE
SHARES      SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (5.3%)

            COMMON STOCKS (1.4%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.2%)
   95,000   Kimberly-Clark Corp.                                                              $    6,622
                                                                                              ----------
            ENERGY (0.2%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
   25,000   Chevron Corp.                                                                          2,626
   80,000   Royal Dutch Shell plc "A" ADR                                                          5,673
                                                                                              ----------
                                                                                                   8,299
                                                                                              ----------
            Total Energy                                                                           8,299
                                                                                              ----------
            HEALTH CARE (0.3%)
            ------------------
            PHARMACEUTICALS (0.3%)
  185,000   Bristol-Myers Squibb Co.                                                               5,844
  140,000   Merck & Co., Inc.                                                                      4,830
                                                                                              ----------
                                                                                                  10,674
                                                                                              ----------
            Total Health Care                                                                     10,674
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            SEMICONDUCTORS (0.2%)
  250,000   Intel Corp.                                                                            6,135
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  270,000   AT&T, Inc.                                                                             7,914
                                                                                              ----------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
  270,000   Pepco Holdings, Inc.                                                                   5,346
  130,000   Southern Co.                                                                           5,616
                                                                                              ----------
                                                                                                  10,962
                                                                                              ----------
            Total Utilities                                                                       10,962
                                                                                              ----------
            Total Common Stocks (cost: $45,914)                                                   50,606
                                                                                              ----------

--------------------------------------------------------------------------------------------------------

            PREFERRED SECURITIES (3.9%)

            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
   70,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)             6,219
                                                                                              ----------

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                            MARKET
$(000)/                                                                                            VALUE
SHARES      SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            FINANCIALS (3.5%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   80,000   Citigroup Capital XIII, 7.88%, 10/30/2040, Trust preferred,
               cumulative redeemable                                                          $    2,167
                                                                                              ----------
            REGIONAL BANKS (0.2%)
   22,954   Fifth Third Cap Trust V, Series I, 7.25%, 8/15/2067, Trust preferred,
               cumulative redeemable                                                                 581
  200,000   Susquehanna Capital I, 9.38%, 12/12/2067, Capital Securities,
               cumulative redeemable                                                               5,246
                                                                                              ----------
                                                                                                   5,827
                                                                                              ----------
            REINSURANCE (0.1%)
   $5,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(c)                                4,534
                                                                                              ----------
            REITs - INDUSTRIAL (0.7%)
  120,000   ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                      3,004
   18,000   ProLogis, Inc., Series P, 6.85%, cumulative redeemable, perpetual                        433
  344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                     19,798
                                                                                              ----------
                                                                                                  23,235
                                                                                              ----------
            REITs - OFFICE (0.7%)
  200,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                   4,881
  614,000   Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual                  15,454
  200,000   HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual               4,892
                                                                                              ----------
                                                                                                  25,227
                                                                                              ----------
            REITs - RESIDENTIAL (0.6%)
  142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                                    9,116
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual              13,906
                                                                                              ----------
                                                                                                  23,022
                                                                                              ----------
            REITs - RETAIL (0.9%)
  200,000   Developers Diversified Realty Corp., Class I, 7.50%, cumulative redeemable,
               perpetual                                                                           4,763
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative redeemable,
               perpetual                                                                          10,505
  400,000   Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual                 10,329
  201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%, cumulative
               redeemable, perpetual                                                               5,113
                                                                                              ----------
                                                                                                  30,710
                                                                                              ----------
            REITs - SPECIALIZED (0.2%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual                8,912
                                                                                              ----------
            Total Financials                                                                     123,634
                                                                                              ----------
            INDUSTRIALS (0.1%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.1%)
    5,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
               perpetual(c)                                                                        4,747
                                                                                              ----------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   50,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual          5,194
                                                                                              ----------
            Total Preferred Securities (cost: $130,697)                                          139,794
                                                                                              ----------
            Total Equity Securities
            (cost: $176,611)                                                                     190,400
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.1%)

            COMMERCIAL PAPER (2.9%)(k)

            CONSUMER DISCRETIONARY (0.9%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.3%)
$   8,918   BMW US Capital LLC (c)                                0.28%       11/08/2011      $    8,917
                                                                                              ----------
            HOTELS, RESORTS & CRUISE LINES (0.6%)
   21,500   Carnival plc (c)                                      0.28        11/01/2011          21,500
                                                                                              ----------
            Total Consumer Discretionary                                                          30,417
                                                                                              ----------
            ENERGY (0.4%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    5,000   FMC Technologies, Inc. (c)                            0.33        11/01/2011           5,000
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   11,000   Enbridge Energy Partners (c)                          0.28        11/04/2011          11,000
                                                                                              ----------
            Total Energy                                                                          16,000
                                                                                              ----------
            FINANCIALS (0.9%)
            -----------------
            ASSET-BACKED FINANCING (0.9%)
   31,652   Hannover Funding Co., LLC (c)                         0.42        11/02/2011          31,652
                                                                                              ----------
            UTILITIES (0.7%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
    4,110   Southern California Edison Co. (c)                    0.31        11/04/2011           4,110
                                                                                              ----------
            GAS UTILITIES (0.3%)
   12,000   Oneok, Inc. (c)                                       0.31        11/07/2011          11,999
                                                                                              ----------
            MULTI-UTILITIES (0.3%)
    8,965   DTE Energy Corp. (c)                                  0.32        11/02/2011           8,965
                                                                                              ----------
            Total Utilities                                                                       25,074
                                                                                              ----------
            Total Commercial Paper                                                               103,143
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (1.2%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            HOME IMPROVEMENT RETAIL (0.2%)
    6,300   Savannah EDA (LOC - SunTrust Bank)                    0.39         8/01/2025           6,300
                                                                                              ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRPORT SERVICES (0.1%)
    2,865   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)                               2.17         4/01/2030           2,865
                                                                                              ----------
            MUNICIPAL BONDS (0.5%)
            ----------------------
            AIRPORT/PORT (0.4%)
   15,000   Clark County (LOC - Landesbank Baden-Wurttemberg)     0.29         7/01/2029          15,000
                                                                                              ----------
            MULTIFAMILY HOUSING (0.1%)
    1,755   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                     1.08         3/01/2036           1,755
                                                                                              ----------
            Total Municipal Bonds                                                                 16,755
                                                                                              ----------

================================================================================

17  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
$   6,000   Gulf Coast IDA                                        0.94%        5/01/2039      $    6,000
    5,750   Indiana Dev. Finance Auth.                            0.40        12/01/2038           5,750
    1,000   Indiana Dev. Finance Auth.                            0.45        12/01/2038           1,000
                                                                                              ----------
                                                                                                  12,750
                                                                                              ----------
            MULTI-UTILITIES (0.1%)
    3,500   Sempra Energy (c)                                     0.40        11/01/2014           3,500
                                                                                              ----------
            Total Utilities                                                                       16,250
                                                                                              ----------
            Total Variable-Rate Demand Notes                                                      42,170
                                                                                              ----------
            Total Money Market Instruments
            (cost: $145,313)                                                                     145,313
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $3,312,188)                                              $3,539,508
                                                                                              ==========

($ IN 000s)
                                                     VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)
                                       QUOTED PRICES      (LEVEL 2)
                                         IN ACTIVE          OTHER         (LEVEL 3)
                                          MARKETS        SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                     ASSETS           INPUTS          INPUTS                TOTAL
-------------------------------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS                $          --     $ 1,187,779     $         --     $   1,187,779
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                     --         568,470               --           568,470
  ASSET-BACKED SECURITIES                         --         237,662               --           237,662
  COMMERCIAL MORTGAGE SECURITIES                  --         350,933               --           350,933
  U.S. GOVERNMENT AGENCY ISSUES                   --         208,777               --           208,777
  U.S. TREASURY SECURITIES                   418,740              --               --           418,740
  MUNICIPAL BONDS                                 --         231,434               --           231,434
EQUITY SECURITIES:
  COMMON STOCKS                               50,606              --               --            50,606
  PREFERRED SECURITIES                        26,173         113,621               --           139,794
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                --         103,143               --           103,143
  VARIABLE-RATE DEMAND NOTES                      --          42,170               --            42,170
-------------------------------------------------------------------------------------------------------
Total                                  $     495,519     $ 3,043,989     $         --     $   3,539,508
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

19  | USAA Income Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of October 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $15,000,000; all of which were when-issued securities.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities on loan as of October 31, 2011.

F. NEW ACCOUNTING PRONOUNCEMENTS -
---------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number

================================================================================

21  | USAA Income Fund

================================================================================

of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

G. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $255,161,000 and $27,841,000 respectively, resulting in net unrealized appreciation of $227,320,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,555,675,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.7% of net assets at October 31, 2011.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

EDA         Economic Development Authority

EDC         Economic Development Corp.

FDIC TLGP   The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S.
            government.

IDA         Industrial Development Authority/Agency

PRE         Prerefunded to a date prior to maturity

REIT        Real estate investment trust

Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

USD         Unified School District

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

23  | USAA Income Fund

================================================================================

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following governments: Denmark, Norway, and United Kingdom.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2011.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e) At October 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2011, was $3,622,000, which represented 0.1% of the Fund's net assets.

(g) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(h) Security was fair valued at October 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(i) At October 31, 2011, the aggregate market value of securities purchased on a when-issued basis was $15,000,000.

(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

25  | USAA Income Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.